Segment information	6 Months Ended
Dec. 31, 2022
Segment Information
Segment information

2 Segment information

a.	Description of segments and principal activities

The Company has identified three reportable segments which is consistent with the internal reporting provided to the chief operating decision maker, the Chief Executive Officer.

As of 30 June 2022, the Company changed its reportable operating segments from two geographical segments, previously Australia and USA, to two business unit segments, EasyDNA and geneType/Corporate as a result of integrating the EasyDNA acquisition in fiscal 2022. The Company changed its reporting structure to better reflect what the chief operating decision maker is reviewing to make organisational decisions and resource allocations. On 14 July 2022, a new business unit was created following the acquisition of AffinityDNA. The prior period presentation of segment information has been recast to conform with the current segment reporting structure.

The three reportable segments are:

●	EasyDNA: relates to EasyDNA branded test sales and expenses.

●	AffinityDNA: relates to AffinityDNA branded test sales and expenses.

●	geneType / Corporate: relates to geneType branded test sales and expense, including corporate charges.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2022

2	Segment information (continued)

b.	Business unit segments

The segment information for the reportable segments is as follows:

31 December 2022	EasyDNA	AffinityDNA	geneType/ Corporate	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	3,813,482	330,777	9,688	4,153,947
Other income	-	-	823,922	823,922
Finance income	-	-	79,747	79,747
Total segment revenue & other income	3,813,482	330,777	913,357	5,057,616
Segment expenses
Depreciation and amortisation	(15,211)	(10,521)	(304,455)	(330,187)
Finance costs	(1,317)	(1,432)	(13,123)	(15,872)
Raw materials and change in inventories	(1,965,338)	(155,686)	(26,661)	(2,147,685)
Commissions	(97,918)	(15,497)	-	(113,415)
Employee benefits expenses	(777,593)	(64,277)	(2,267,194)	(3,109,064)
Advertising and promotional expenses	(946,757)	(13,572)	(577,440)	(1,537,769)
Professional fees	(1,710)	-	(788,902)	(790,612)
Research and development expenses	-	-	(558,306)	(558,306)
Impairment reversal/(expenses)	-	-	(280,725)	(280,725)
Other expenses	(462,753)	(56,973)	(1,262,566)	(1,782,292)
Total segment expenses	(4,268,597)	(317,958)	(6,079,372)	(10,665,927)
Income tax credit	-	-	148,013	148,013
Profit/(Loss) for the period	(455,115)	12,819	(5,018,002)	(5,460,298)

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2022

2	Segment information (continued)

31 December 2021	EasyDNA	AffinityDNA	geneType/ Corporate	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	2,044,152	-	6,864	2,051,016
Other income	-	-	1,403,956	1,403,956
Finance income	-	-	15,040	15,040
Total segment revenue & other income	2,044,152	-	1,425,860	3,470,012
Segment expenses
Depreciation and amortisation	(5,637)	-	(275,667)	(281,304)
Finance costs	(723)	-	(3,520)	(4,243)
Raw materials and change in inventories	(1,106,624)	-	(22,255)	(1,128,879)
Commissions	(60,961)	-	-	(60,961)
Employee benefits expenses	(579,391)	-	(2,395,871)	(2,975,262)
Advertising and promotional expenses	(386,794)	-	(453,879)	(840,673)
Professional fees	(20,346)	-	(710,073)	(730,419)
Research and development expenses	-	-	(370,961)	(370,961)
Impairment reversal/(expenses)	-	-	302	302
Other expenses	(254,775)	-	(704,208)	(958,983)
Total segment expenses	(2,415,251)	-	(4,936,132)	(7,351,383)
Income tax expenses	-	-	-	-
Loss for the period	(371,099)	-	(3,510,272)	(3,881,371)